ESTIMATION OF FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of estimations of fair value [abstract]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Text Block]

December 31, 2023

	Level 1		Level 2		Level 3		Total
Assets

Trading investments
Securities issued or secured by Colombian Government	Ps.	5,692,937	Ps.	101,895	Ps.	—	Ps.	5,794,832
Securities issued or secured by other Colombian Government entities		—		155,737		—		155,737
Securities issued or secured by foreign Governments		382		31,697		—		32,079
Securities issued or secured by other financial entities		—		1,084,461		—		1,084,461
Securities issued or secured by non-financial sector entities		—		6,406		—		6,406
Others		—		39,865		—		39,865
Total trading investments	Ps.	5,693,319	Ps.	1,420,061	Ps.	—	Ps.	7,113,380
Investments in debt securities at fair value through profit or loss
Others		—		—		1,889		1,889
Total investments in debt securities at fair value through profit or loss	Ps.	5,693,319	Ps.	1,420,061	Ps.	1,889	Ps.	7,115,269
Investments in debt securities at fair value through OCI
Securities issued or secured by Colombian Government	Ps.	14,223,066	Ps.	2,567,727	Ps.	—	Ps.	16,790,793
Securities issued or secured by other Colombian Government entities		538,200		325,588		—		863,788
Securities issued or secured by foreign Governments		1,141,875		1,365,163		—		2,507,038

	Level 1		Level 2		Level 3		Total
Securities issued or secured by central banks		—		145,489		—		145,489
Securities issued or secured by other financial entities		—		2,142,647		—		2,142,647
Securities issued or secured by non-financial sector entities		—		214,571		—		214,571
Others		1,457		660,993		—		662,450
Total investments in debt securities at fair value through OCI	Ps.	15,904,598	Ps.	7,422,178	Ps.	—	Ps.	23,326,776
Total investments in debt securities	Ps.	21,597,917	Ps.	8,842,239	Ps.	1,889	Ps.	30,442,045

Equity securities
Trading equity securities	Ps.	8,949	Ps.	3,605,832	Ps.	2,645,393	Ps.	6,260,174
Investments in equity through OCI		992,136		380		124,833		1,117,349
Total equity securities	Ps.	1,001,085	Ps.	3,606,212	Ps.	2,770,226	Ps.	7,377,523

Held for trading derivatives
Currency forward	Ps.	—	Ps.	1,666,852	Ps.	—	Ps.	1,666,852
Debt securities forward		—		19,258		—		19,258
Interest rate swap		212		308,156		—		308,368
Currency swap		—		20,195		—		20,195
Currency options		—		62,894		—		62,894
Total held for trading derivatives	Ps.	212	Ps.	2,077,355	Ps.	—	Ps.	2,077,567
Hedging derivatives
Currency forward		—		687		—		687
Interest rate swap		—		47,975		—		47,975
Total hedging derivatives	Ps.	—	Ps.	48,662	Ps.	—	Ps.	48,662
Other account receivables
Financial assets in concession contracts		—		—		3,830,916		3,830,916
Total other account receivables designated at fair value	Ps.	—	Ps.	—	Ps.	3,830,916	Ps.	3,830,916
Non- financial assets
Biological assets		—		—		230,672		230,672
Investment properties		—		—		906,469		906,469
Total non- financial assets	Ps.	—	Ps.	—	Ps.	1,137,141	Ps.	1,137,141
Total assets at fair value on recurring basis	Ps.	22,599,214	Ps.	14,574,468	Ps.	7,740,172	Ps.	44,913,854

Liabilities
Trading derivatives
Currency forward	Ps.	—	Ps.	1,546,577	Ps.	—	Ps.	1,546,577
Debt securities forward		—		129,345		—		129,345
Interest rate futures		3,752		—		—		3,752
Interest rate swap		396		329,358		—		329,754
Currency swap		—		60,846		—		60,846
Currency options		—		84,087		—		84,087
Total trading derivatives	Ps.	4,148	Ps.	2,150,213	Ps.	—	Ps.	2,154,361
Hedging derivatives
Currency forward	Ps.	—	Ps.	204,202	Ps.	—	Ps.	204,202
Interest rate swap		—		13,364		—		13,364
Total hedging derivatives	Ps.	—	Ps.	217,566	Ps.	—	Ps.	217,566
Total liabilities at fair value on recurring basis	Ps.	4,148	Ps.	2,367,779	Ps.	—	Ps.	2,371,927

December 31, 2022

	Level 1		Level 2		Level 3		Total
Assets

Trading investments
Securities issued or secured by Colombian Government	Ps.	2,536,952	Ps.	284,449	Ps.	—	Ps.	2,821,401
Securities issued or secured by other Colombian Government entities		—		194,150		—		194,150
Securities issued or secured by foreign Governments		—		57,600		—		57,600
Securities issued or secured by other financial entities		—		651,807		—		651,807
Securities issued or secured by non-financial sector entities		—		11,349		—		11,349
Others		—		24,580		—		24,580
Total trading investments	Ps.	2,536,952	Ps.	1,223,935	Ps.	—	Ps.	3,760,887
Investments in debt securities at fair value through profit or loss
Others		—		—		1,378		1,378

	Level 1		Level 2		Level 3		Total
Total investments in debt securities at fair value through profit or loss	Ps.	2,536,952	Ps.	1,223,935	Ps.	1,378	Ps.	3,762,265
Investments in debt securities at fair value through OCI
Securities issued or secured by Colombian Government	Ps.	12,592,025	Ps.	2,960,847	Ps.	—	Ps.	15,552,872
Securities issued or secured by other Colombian Government entities		510,913		278,335		—		789,248
Securities issued or secured by foreign Governments		1,622,089		1,774,366		—		3,396,455
Securities issued or secured by central banks		—		194,098		—		194,098
Securities issued or secured by other financial entities		—		1,622,899		5		1,622,904
Securities issued or secured by non-financial sector entities		—		53,807		—		53,807
Others		1,796		850,625		—		852,421
Total investments in debt securities at fair value through OCI	Ps.	14,726,823	Ps.	7,734,977	Ps.	5	Ps.	22,461,805
Total investments in debt securities	Ps.	17,263,775	Ps.	8,958,912	Ps.	1,383	Ps.	26,224,070

Equity securities
Trading equity securities	Ps.	4,040	Ps.	4,338,026	Ps.	1,697,049	Ps.	6,039,115
Investments in equity through OCI		871,149		352		605,231		1,476,732
Total equity securities	Ps.	875,189	Ps.	4,338,378	Ps.	2,302,280	Ps.	7,515,847

Held for trading derivatives
Currency forward	Ps.	—	Ps.	1,227,660	Ps.	—	Ps.	1,227,660
Debt securities forward		—		4,418		—		4,418
Interest rate swap		—		524,528		—		524,528
Currency swap		—		157,747		—		157,747
Currency options		—		127,052		—		127,052
Total held for trading derivatives	Ps.	—	Ps.	2,041,405	Ps.	—	Ps.	2,041,405
Hedging derivatives
Currency forward		—		4,830		—		4,830
Interest rate swap		—		16,024		—		16,024
Total hedging derivatives	Ps.	—	Ps.	20,854	Ps.	—	Ps.	20,854
Other account receivables
Financial assets in concession contracts		—		—		3,507,231		3,507,231
Total other account receivables designated at fair value	Ps.	—	Ps.	—	Ps.	3,507,231	Ps.	3,507,231
Non- financial assets
Biological assets		—		—		212,630		212,630
Investment properties		—		—		880,963		880,963
Total non- financial assets	Ps.	—	Ps.	—	Ps.	1,093,593	Ps.	1,093,593
Total assets at fair value on recurring basis	Ps.	18,138,964	Ps.	15,359,549	Ps.	6,904,487	Ps.	40,403,000

Liabilities
Trading derivatives
Currency forward	Ps.	—	Ps.	885,933	Ps.	—	Ps.	885,933
Debt securities forward		—		5,248		—		5,248
Interest rate futures		2,107		—		—		2,107
Interest rate swap		—		608,288		—		608,288
Currency swap		—		112,600		—		112,600
Currency options		—		143,430		—		143,430
Total trading derivatives	Ps.	2,107	Ps.	1,755,499	Ps.	—	Ps.	1,757,606
Hedging derivatives
Currency forward	Ps.	—	Ps.	1,553	Ps.	—	Ps.	1,553
Interest rate swap		—		2,015		—		2,015
Total hedging derivatives	Ps.	—	Ps.	3,568	Ps.	—	Ps.	3,568
Total liabilities at fair value on recurring basis	Ps.	2,107	Ps.	1,759,067	Ps.	—	Ps.	1,761,174

	Level 1		Level 2		Level 3		Total
December 31, 2023
Impaired collateralized loans	Ps.	—	Ps.	—	Ps.	1,494,862	Ps.	1,494,862
Non- current assets held for sale		—		—		101,184		101,184
	Ps.	—	Ps.	—	Ps.	1,596,046	Ps.	1,596,046

	Level 1		Level 2		Level 3		Total
December 31, 2022
Impaired collateralized loans	Ps.	—	Ps.	—	Ps.	1,740,705	Ps.	1,740,705
Non- current assets held for sale		—		—		92,830		92,830
	Ps.	—	Ps.	—	Ps.	1,833,535	Ps.	1,833,535

Trading assets in debt securities pledged as collateral

The following is a list of held-for-trading financial assets that are being used as collateral in repo operations, pledged as collateral for transactions with financial instruments, or pledged to third parties as collateral to secure financial obligations with other banks.

	December 31, 2023
	Level 1		Level 2		Level 3		Total
Pledged as collateral in money market operations
Securities issued or secured by Colombian Government	Ps.	2,702,953	Ps.	—	Ps.	—	Ps.	2,702,953
Securities issued or secured by other financial entities		—		71,343		—		71,343
	Ps.	2,702,953	Ps.	71,343	Ps.	—	Ps.	2,774,296

Pledged as collateral to special entities such as CRCC, BR and BVC (*)
Securities issued or secured by Colombian Government	Ps.	78,990	Ps.	—	Ps.	—	Ps.	78,990
	Ps.	78,990	Ps.	—	Ps.	—	Ps.	78,990
	Ps.	2,781,943	Ps.	71,343	Ps.	—	Ps.	2,853,286

(*)    Cámara de Riesgo Central de Contraparte (“CRCC”), Banco de la República (“BR”) and Bolsa de Valores de Colombia (“BVC”)

	December 31, 2022
	Level 1		Level 2		Level 3		Total
Pledged as collateral in money market operations
Securities issued or secured by Colombian Government	Ps.	1,803,296	Ps.	137,298	Ps.	—	Ps.	1,940,594
Securities issued or secured by other Colombian Government entities		—		1,006		—		1,006
Securities issued or secured by other financial entities		—		4,980		—		4,980
	Ps.	1,803,296	Ps.	143,284	Ps.	—	Ps.	1,946,580

Pledged as collateral to special entities such as CRCC, BR and BVC (*)
Securities issued or secured by Colombian Government	Ps.	52,153	Ps.	—	Ps.	—	Ps.	52,153
	Ps.	52,153	Ps.	—	Ps.	—	Ps.	52,153

Pledged as collateral in operations with derivative instruments
Securities issued or secured by Colombian Government	Ps.	1,292	Ps.	—	Ps.	—	Ps.	1,292
	Ps.	1,292	Ps.	—	Ps.	—	Ps.	1,292
	Ps.	1,856,741	Ps.	143,284	Ps.	—	Ps.	2,000,025

(*)    Cámara de Riesgo Central de Contraparte (“CRCC”), Banco de la República (“BR”) and Bolsa de Valores de Colombia (“BVC”)

Investment in debt at FVOCI securities pledged as collateral

	December 31, 2023
	Level 1		Level 2		Level 3		Total
Pledged as collateral in money market operations
Securities issued or secured by Colombian Government	Ps.	8,571,208	Ps.	72,819	Ps.	—	Ps.	8,644,027
Securities issued or secured by other Colombian Government entities		15,464		39,785		—		55,249
Securities issued or secured by other financial entities		—		18,479		—		18,479
Securities issued or secured by non-financial sector entities		—		118,865		—		118,865
Securities issued or secured by foreign Governments		662,623		40,262		—		702,885
Securities issued or secured by central banks		—		15,185		—		15,185
Others		—		155,713		—		155,713
	Ps.	9,249,295	Ps.	461,108	Ps.	—	Ps.	9,710,403
Pledged as collateral in operations with derivative instruments
Securities issued or secured by Colombian Government	Ps.	3,650	Ps.	—	Ps.	—	Ps.	3,650
	Ps.	3,650	Ps.	—	Ps.	—	Ps.	3,650
Pledged as collateral to special entities such as CRCC, BR and BVC (*)

	December 31, 2023
	Level 1		Level 2		Level 3		Total
Securities issued or secured by Colombian Government	Ps.	1,075,909	Ps.	—	Ps.	—	Ps.	1,075,909
	Ps.	1,075,909	Ps.	—	Ps.	—	Ps.	1,075,909
	Ps.	10,328,854	Ps.	461,108	Ps.	—	Ps.	10,789,962

(*) Cámara de Riesgo Central de Contraparte (“CRCC”), Banco de la República (“BR”) and Bolsa de Valores de Colombia (“BVC”)

	December 31, 2022
	Level 1		Level 2		Level 3		Total
Pledged as collateral in money market operations
Securities issued or secured by Colombian Government	Ps.	3,718,431	Ps.	696,435	Ps.	—	Ps.	4,414,866
Securities issued or secured by other Colombian Government entities		138,474		37,047		—		175,521
Securities issued or secured by other financial entities		—		89,982		—		89,982
Securities issued or secured by non-financial sector entities		—		32,955		—		32,955
Securities issued or secured by foreign Governments		1,376,551		275,245		—		1,651,796
Securities issued or secured by central banks		—		39,212		—		39,212
Others		—		163,156		—		163,156
	Ps.	5,233,456	Ps.	1,334,032	Ps.	—	Ps.	6,567,488
Pledged as collateral in operations with derivative instruments
Securities issued or secured by Colombian Government	Ps.	10,177	Ps.	—	Ps.	—	Ps.	10,177
	Ps.	10,177	Ps.	—	Ps.	—	Ps.	10,177
Pledged as collateral to special entities such as CRCC, BR and BVC (*)
Securities issued or secured by Colombian Government	Ps.	1,145,747	Ps.	—	Ps.	—	Ps.	1,145,747
	Ps.	1,145,747	Ps.	—	Ps.	—	Ps.	1,145,747
	Ps.	6,389,380	Ps.	1,334,032	Ps.	—	Ps.	7,723,412

(*) Cámara de Riesgo Central de Contraparte (“CRCC”), Banco de la República (“BR”) and Bolsa de Valores de Colombia (“BVC”)

Disclosure of Detailed Information About Sensitivity Analysis of Changes on Assumptions Related to Investments Classified as Equity Instruments at FVOCI [Text Block]

		Favorable		Unfavorable
Methods and Variables	Variation	impact		impact
Comparable multiples / Recent transaction price
EBITDA Number of times	+/-1 x	Ps.	557	Ps.	(556)
Adjusted discounted cash flow
Growth in residual values after 5 years	+/-1%		281		(240)
Income	+/-1%		1,035		(1,046)
Discount interest rates	+/- 50 pb		1,066		(988)
Gradient	+/- 30 pb		257		(263)
		Ps.	3,196	Ps.	(3,093)

		Favorable		Unfavorable
Methods and Variables	Variation	impact		impact
Comparable multiples / Recent transaction price
EBITDA Number of times	+/-1 x	Ps.	5,039	Ps.	(5,043)
Adjusted discounted cash flow
Growth in residual values after 5 years	+/-1%		250		(217)
	+/- 30 pb		305		(267)
Income	+/-1%		1,790		(1,680)
Discount interest rates	+/- 50 pb		1,078		(976)
		Ps.	8,462	Ps.	(8,183)

Disclosure of Detailed Information About Sensitivity Analysis of Changes on Assumptions Related to Investments Classified as Equity Instruments at FVTPL [Text Block]

The following table includes a sensitivity analysis of main equity securities amounting Ps. 2,567,099 Includes investments in the Nexus Real Estate Capital Funds as of December 31, 2023, classified at FVTPL level 3:

	Scenario 1		Scenario 2
Sensitivity impacts	Ps.	38,209	Ps.	(75,156)
	Ps.	38,209	Ps.	(75,156)

The following table includes a sensitivity analysis of main equity securities amounting Ps. 1,602,297 Includes investments in the Nexus Real Estate Capital Funds as of December 31, 2022, classified at FVTPL level 3:

	Scenario 1		Scenario 2
Sensitivity impacts	Ps.	17,951	Ps.	(29,162)
	Ps.	17,951	Ps.	(29,162)

Scenario 1
Increases in the sensitivity of:
Market value (square meter)	+10%
Market income	+10%
Initial capitalization rate	+50 bp
Cash flow discount rate	+50 bp

Scenario 2
Decreases in the sensitivity of:
Market value (square meter)	-10%
Market income	-10%
Initial capitalization rate	-50 bp
Cash flow discount rate	-50 bp

Disclosure of detailed information about sensitivity analysis of the assumptions used by Promigas and its subsidiaries in the calculation of fair value of unconditional transfer rights of gas pipelines to Government entities [Text Block]

	December 31, 2023				December 31, 2022
Variable	+100 bps		-100 bps		+100 bps		-100 bps
WACC	Ps.	(864,845)	Ps.	1,316,441	Ps.	(827,154)	Ps.	1,279,273
Perpetuity growth rate		785,847		(552,066)		746,633		(518,685)

(*) Perpetuity growth rate in the case of concessions with renewal clauses that are highly likely to be exercised.

Disclosure of detailed information about transfer of fair value between level 1 and 2

December 31, 2022

	Investments in debt						Investments in debt
	securities at FVTPL						securities at FVOCI
	Transfers between:						Transfers between:
	Level 2 to 1		Level 1 to 2		Level 3 to 2		Level 2 to 1		Level 1 to 2		Level 3 to 2
Securities issued or secured by Colombian Government	Ps.	2,826	Ps.	—	Ps.	—	Ps.	1,836,591	Ps.	—	Ps.	—
Securities issued or secured by other Colombian Government entities		—		—		—		287,490		—		—
Securities issued or secured by foreign Governments		—		—		57,600		24,098		—		—
Securities issued or secured by other financial entities		—		—		—		—		—		6,980
Securities issued or secured by non-financial sector entities		—		—		—		—		—		3,955
Others		—		—		—		1,796		52,210		4,460
	Ps.	2,826	Ps.	—	Ps.	57,600	Ps.	2,149,975	Ps.	52,210	Ps.	15,395

Disclosure of detailed information about Changes in Level 3 Fair-Value Category [Text Block]

	Financial assets				Financial assets in
	in debt		Equity		concession		Biological		Investment
	securities		instruments		arrangements		assets		properties
January 1, 2021	Ps.	95,349	Ps.	1,159,963	Ps.	2,958,385	Ps.	122,675	Ps.	808,556
Changes in fair value recognised in profit or loss (3)		4,222		173,954		270,095		28,546		22,775
Changes in fair value recognised in OCI		85,096		(6,431)		—		—		7,991
Transfers to/from non-current assets held for sale		—		—		—		—		22,847
Reclassifications		—		—		—		—		4,490
Effect of movements in exchange rates		—		—		—		—		2,964
Additions		—		3,553		—		27,213		77,157
Sales / redemptions		(95,846)		(15,665)		—		(23,448)		(93,845)
Discontinued operations (1)		—		3,403		—		—		—
Reclassification BAC (1) (2)		—		(47)		—		—		—
Transfers from level 2 to level 3		—		73,859		—		—		—
Transfers from level 3 to level 2		—		(35,425)		—		—		—
December 31, 2021	Ps.	88,821	Ps.	1,357,164	Ps.	3,228,480	Ps.	154,986	Ps.	852,935
Changes in fair value recognised in profit or loss (3)		(58,845)		80,408		278,751		56,859		55,930
Changes in fair value recognised in OCI		671,348		16,613		—		—		797
Transfers to/from non-current assets held for sale		—		—		—		—		31,184
Reclassifications		—		—		—		—		(4,493)
Effect of movements in exchange rates		—		—		—		—		2,282
Additions		227,854		918,046		—		28,368		70,081
Sales / redemptions		(783,552)		(13,062)		—		(27,583)		(127,753)
Discontinued operations (1)		—		1		—		—		—
Loss of control in subsidiary (1)		(71,248)		(56,599)		—		—		—
Transfers from level 3 to level 2		(72,995)		(291)		—		—		—
December 31, 2022	Ps.	1,383	Ps.	2,302,280	Ps.	3,507,231	Ps.	212,630	Ps.	880,963
Changes in fair value recognised in profit or loss (3)		506		204,276		323,685		18,601		84,958
Changes in fair value recognised in OCI		—		39,566		—		—		557
Transfers to/from non-current assets held for sale		—		—		—		—		95,593
Reclassifications		—		—		—		—		(4,160)
Effect of movements in exchange rates		—		—		—		—		(7,079)
Additions(4)		—		830,718		—		26,118		56,307
Sales / redemptions(5)		—		(606,614)		—		(26,677)		(200,670)
December 31, 2023	Ps.	1,889	Ps.	2,770,226	Ps.	3,830,916	Ps.	230,672	Ps.	906,469

(1)      See note 1.1 “Discontinued operations of BAC Holding”

(2)      Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

(3)      Included in a) debt and equity securities in “Net trading income” – “Trading investment income” line; b) financial assets in concession arrangements in “Net income from other financial instruments mandatorily at fair value through profit or loss” line; and c) Biological assets and Investment properties in “Income from sales of goods and services” line.

(4)      The increase corresponds mainly to the mobilization of assets to the Nexus Private Investment Fund at the end of December 2023, made by the following entities: Banco de Bogotá for Ps. 466,210, Banco de Occidente for Ps. 60,947, Banco Popular for Ps. 249,732 and Banco Av Villas for Ps. 53,829.

(5)      Corresponds mainly to the sale of 4.1% of shares of BAC Holding International Corp for Ps. 519,964 and redemptions of the Nexus Private Investment Fund  of Banco de Occidente for Ps. 37,970, Banco de Bogotá for Ps. 39,348 and Banco Popular for Ps. 6,602  Banco Av Villas for Ps. 2,730.

Disclosure of detailed information about financial assets and liabilities accounted at amortized cost and valued at fair value only for purposes of this disclosure [Text Block]

	December 31, 2023				December 31, 2022
	Carrying		Fair Value		Carrying		Fair Value
	Amount		Estimate		Amount		Estimate
Assets
Net investments in debt securities at amortized cost (1)	Ps.	9,979,679	Ps.	9,981,183	Ps.	9,734,562	Ps.	9,744,533
Net credit portfolio at amortized cost (2)		176,168,055		190,375,349		179,115,847		180,119,474
Total financial assets	Ps.	186,147,734	Ps.	200,356,532	Ps.	188,850,409	Ps.	189,864,007

Liabilities
Customer deposits (3)	Ps.	181,987,396	Ps.	183,570,708	Ps.	173,341,149	Ps.	173,929,783
Financial obligations (4)		65,541,339		64,208,758		72,116,775		68,429,431
Total financial liabilities	Ps.	247,528,735	Ps.	247,779,466	Ps.	245,457,924	Ps.	242,359,214

The following is a breakdown of how financial assets and liabilities accounted at amortized cost and are measured at fair value for disclosure purposes only.

(1) Financial assets at amortized cost

Fair value of fixed income investments at amortized cost was determined using the dirty price given by the price supplier, securities in an active market and with a market price for the day of the valuation are classified as level 1; securities with no active market and/or with an estimated price (present value of the flows of a security, discounted with the reference rate and the corresponding margin) given by the supplier are classified as level 2 and level 3.

(2) Credit portfolio at amortized cost

For credit portfolio at amortized cost, the fair value was determined using discounted cash flows models at zero coupon bond, taking into account the credit risk and its maturity; the process of valuation is deemed as level 3.

Accounts receivable and payable are classified as short-term assets and liabilities; in consequence, their fair value is similar to their book value.

(3) Customer deposits

The fair value of demand deposits is equal to their carrying value. For fixed-term deposits with maturities of less than 180 days, their fair value is deemed equal to their carrying value. For fixed-term deposits with maturities of more than 180 days, their fair value was estimated using the carrying discounted cash flow models and the interest rates offered by banks in accordance with their maturity. This is considered as a level 2 valuation.

(4) Financial obligations

For financial liabilities and other short-term liabilities, the carrying value was considered to be similar to its fair value. The fair value of long-term financial liabilities was determined using the discounted cash flow model at interest rates free of risk adjusted by risk premiums of each entity. The fair value of outstanding bonds is determined according to quoted prices or estimated prices supplied by the price vendor. It is considered that this is a level 2 valuation.